Quarterly Holdings Report
for
Fidelity® Education Income Fund
November 30, 2021
EDI-NPRT1-0122
1.9901561.100
Nonconvertible Bonds - 31.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 1.6%
AT&T, Inc. 4.25% 3/1/27	400,000	442,544
Verizon Communications, Inc. 3% 3/22/27	78,000	82,359
		524,903
Entertainment - 1.0%
The Walt Disney Co. 1.75% 1/13/26	306,000	308,364
Media - 0.8%
Comcast Corp. 3.95% 10/15/25	225,000	245,315
TOTAL COMMUNICATION SERVICES		1,078,582
CONSUMER DISCRETIONARY - 1.2%
Automobiles - 1.2%
General Motors Financial Co., Inc. 1.05% 3/8/24	18,000	17,884
Toyota Motor Corp. 3.419% 7/20/23	355,000	371,087
		388,971
CONSUMER STAPLES - 1.0%
Tobacco - 1.0%
BAT Capital Corp. 4.7% 4/2/27	301,000	332,061
ENERGY - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
Canadian Natural Resources Ltd. 2.05% 7/15/25	315,000	318,321
ConocoPhillips Co. 4.95% 3/15/26	300,000	339,013
Energy Transfer LP 4.2% 9/15/23	73,000	76,497
Exxon Mobil Corp. 2.992% 3/19/25	210,000	221,173
MPLX LP:
4% 3/15/28	60,000	65,212
4.5% 7/15/23	350,000	365,981
Phillips 66 Co. 3.7% 4/6/23	118,000	122,340
		1,508,537
FINANCIALS - 15.5%
Banks - 11.2%
Bank of America Corp. 3.458% 3/15/25 (b)	393,000	411,637
Citigroup, Inc. 3.106% 4/8/26 (b)	350,000	366,901
Fifth Third Bancorp 3.65% 1/25/24	168,000	176,704
Huntington Bancshares, Inc. 2.625% 8/6/24	450,000	465,495
JPMorgan Chase & Co.:
0.824% 6/1/25 (b)	63,000	62,248
1.47% 9/22/27 (b)	80,000	78,469
3.54% 5/1/28 (b)	350,000	375,750
National Australia Bank Ltd. 2.875% 4/12/23	468,000	482,649
NatWest Group PLC 4.269% 3/22/25 (b)	200,000	212,624
PNC Financial Services Group, Inc. 3.5% 1/23/24	200,000	210,061
Sumitomo Mitsui Financial Group, Inc. 2.696% 7/16/24	500,000	518,796
Wells Fargo & Co. 2.188% 4/30/26 (b)	176,000	179,714
		3,541,048
Capital Markets - 1.5%
Intercontinental Exchange, Inc. 3.75% 9/21/28	125,000	137,762
Morgan Stanley 3.591% 7/22/28 (b)	300,000	322,733
		460,495
Consumer Finance - 0.5%
Capital One Financial Corp. 1.878% 11/2/27 (b)	100,000	99,444
Hyundai Capital America 1% 9/17/24 (c)	74,000	73,023
		172,467
Diversified Financial Services - 0.2%
Athene Global Funding 1.73% 10/2/26 (c)	73,000	71,621
Insurance - 2.1%
American International Group, Inc. 2.5% 6/30/25	573,000	592,891
Equitable Financial Life Global Funding 1.7% 11/12/26 (c)	49,000	48,550
RGA Global Funding 2% 11/30/26 (c)	30,000	30,167
		671,608
TOTAL FINANCIALS		4,917,239
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.4%
CVS Health Corp. 4.3% 3/25/28	110,000	123,857
Pharmaceuticals - 0.2%
AstraZeneca Finance LLC 0.7% 5/28/24	60,000	59,393
TOTAL HEALTH CARE		183,250
INDUSTRIALS - 2.6%
Aerospace & Defense - 1.4%
Raytheon Technologies Corp. 3.95% 8/16/25	116,000	125,745
The Boeing Co. 1.95% 2/1/24	307,000	311,249
		436,994
Industrial Conglomerates - 0.2%
Roper Technologies, Inc. 1% 9/15/25	76,000	74,222
Road & Rail - 0.1%
Canadian Pacific Railway Co. 1.75% 12/2/26 (d)	17,000	17,010
Trading Companies & Distributors - 0.9%
Air Lease Corp.:
2.25% 1/15/23	175,000	177,715
3.25% 3/1/25	97,000	101,051
		278,766
TOTAL INDUSTRIALS		806,992
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Crown Castle International Corp. 3.15% 7/15/23	399,000	412,594
UTILITIES - 0.7%
Electric Utilities - 0.1%
Eversource Energy 0.8% 8/15/25	43,000	41,909
Independent Power and Renewable Electricity Producers - 0.6%
Exelon Generation Co. LLC 3.25% 6/1/25	178,000	187,066
TOTAL UTILITIES		228,975
TOTAL NONCONVERTIBLE BONDS (Cost $9,909,498)		9,857,201

U.S. Treasury Obligations - 38.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
0.125% 8/15/23	2,019,900	2,008,301
0.25% 5/15/24	952,900	942,292
0.25% 7/31/25	1,350,000	1,313,561
0.625% 10/15/24	1,500,000	1,492,500
0.75% 3/31/26	3,447,400	3,395,818
1.125% 10/31/26	1,500,000	1,497,891
1.25% 9/30/28	200,000	198,531
1.375% 11/30/28	250,000	252,188
1.375% 11/15/31	637,000	633,118
2% 2/15/25	391,700	405,256
2.125% 3/31/24	50,700	52,413
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,266,532)		12,191,869

U.S. Government Agency - Mortgage Securities - 12.8%
	Principal Amount (a)	Value ($)
Fannie Mae - 10.0%
2.5% 7/1/31	630,738	655,329
3% 8/1/32	1,056,070	1,108,074
3% 2/1/33	122,631	128,669
3% 2/1/33	743,901	780,766
3% 12/1/36	476,162	500,358
TOTAL FANNIE MAE		3,173,196
Freddie Mac - 2.8%
3% 7/1/32	743,406	780,275
3% 3/1/33	96,247	100,957
TOTAL FREDDIE MAC		881,232
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,073,512)		4,054,428

Asset-Backed Securities - 5.8%
	Principal Amount (a)	Value ($)
American Express Credit Account Master Trust Series 2021-1 Class A, 0.9% 11/16/26	100,000	99,557
Bank of America Credit Card Master Trust Series 2021-A1 Class A1, 0.44% 9/15/26	80,000	79,012
Capital One Multi-Asset Execution Trust Series 2021-A3 Class A3, 1.04% 11/16/26	97,000	96,996
Discover Card Execution Note Trust Series 2021-A1 Class A1, 0.58% 9/15/26	80,000	78,971
Ford Credit Auto Owner Trust Series 2021-A Class A3, 0.3% 8/15/25	500,000	497,087
Honda Auto Receivables Owner Trust Series 2021-1 Class A3, 0.27% 4/21/25	825,000	820,666
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	59,000	58,384
Series 2021-2 Class A, 0.99% 4/20/28	90,000	89,735
TOTAL ASSET-BACKED SECURITIES (Cost $1,828,666)		1,820,408

Commercial Mortgage Securities - 5.9%
	Principal Amount (a)	Value ($)
BX Commercial Mortgage Trust floater Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 0.7791% 10/15/36 (b)(c)(e)	100,000	99,719
BX Trust floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 0.95% 11/15/26 (b)(c)(e)	100,000	99,751
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 0.7259% 10/15/26 (b)(c)(e)	100,000	99,223
CSAIL Commercial Mortgage Trust Series 2017-CX9 Class A2, 3.0538% 9/15/50	250,000	252,943
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 0.801% 11/15/38 (b)(c)(e)	100,000	99,531
GS Mortgage Securities Trust sequential payer:
Series 2015-GC28 Class AAB, 3.206% 2/10/48	146,596	151,283
Series 2015-GC32 Class AAB, 3.513% 7/10/48	447,148	465,046
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 0.8308% 11/15/38 (b)(c)(e)	100,000	99,427
Wells Fargo Commercial Mortgage Trust sequential payer Series 2015-C27 Class ASB, 3.278% 2/15/48	485,167	501,807
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,887,331)		1,868,730

Bank Notes - 1.6%
	Principal Amount (a)	Value ($)
Truist Bank 3% 2/2/23 (Cost $513,938)	500,000	512,420

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (f) (Cost $880,863)	880,686	880,863

TOTAL INVESTMENT IN SECURITIES - 98.5% (Cost $31,360,340)	31,185,919
NET OTHER ASSETS (LIABILITIES) - 1.5%	469,091
NET ASSETS - 100.0%	31,655,010

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $721,012 or 2.3% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	950,803	2,256,363	2,326,303	68	-	-	880,863	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	-	443,085	443,085	-	-	-	-	0.0%
Total	950,803	2,699,448	2,769,388	68	-	-	880,863

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations and Bank Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.